Nonvested Common Stock Awards Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Underlying Shares - Outstanding at beginning of year	153	76	33
Underlying Shares - Granted	1	108	59
Underlying Shares - Exercised	(8)	(31)	(16)
Underlying Shares - Canceled or forfeited	(29)	0	0
Underlying Shares - Outstanding at end of year	117	153	76
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-Average Exercise Price - Outstanding at beginning of year	$ 39.24	$ 30.74	$ 28.50
Weighted-Average Exercise Price - Granted	$ 51.70	$ 43.45	$ 31.59
Weighted-Average Exercise Price - Vested	$ 32.97	$ 33.04	$ 29.26
Weighted-Average Exercise Price - Canceled or forfeited	$ 39.49	$ 0.00	$ 0.00
Weighted-Average Exercise Price - Outstanding at end of year	$ 39.91	$ 39.24	$ 30.74